UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08426

ALLIANCEBERNSTEIN INTERNATIONAL GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: June 30, 2015

Date of reporting period: September 30, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein International Growth Fund

Portfolio of Investments

September 30, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.0%
Financials - 25.7%
Banks - 7.3%
Credicorp Ltd.	46,380	$7,114,228
ING Groep NV (a)	571,010	8,116,458
Kasikornbank PCL (NVDR)	668,300	4,833,663
Sumitomo Mitsui Financial Group, Inc.	161,500	6,580,235
UniCredit SpA	1,063,200	8,352,380

		34,996,964

Capital Markets - 6.6%
Aberdeen Asset Management PLC	1,156,190	7,459,176
Azimut Holding SpA	214,867	5,408,882
Partners Group Holding AG	35,200	9,251,756
UBS AG (a)	557,160	9,685,018

		31,804,832

Diversified Financial Services - 2.2%
IG Group Holdings PLC	611,881	5,885,321
London Stock Exchange Group PLC	152,250	4,594,500

		10,479,821

Insurance - 6.2%
AIA Group Ltd.	2,404,200	12,407,462
Prudential PLC	587,970	13,071,370
St James’s Place PLC	336,870	3,972,692

		29,451,524

Real Estate Management & Development - 1.2%
Global Logistic Properties Ltd.	2,720,000	5,773,494

Thrifts & Mortgage Finance - 2.2%
Housing Development Finance Corp.	615,110	10,466,360

		122,972,995

Consumer Discretionary - 17.2%
Automobiles - 4.1%
Nissan Motor Co., Ltd.	828,500	8,020,006
Tata Motors Ltd.-Class A	1,074,030	5,970,259
Volkswagen AG (Preference Shares)	26,573	5,487,537

		19,477,802

Diversified Consumer Services - 0.8%
Kroton Educacional SA	604,800	3,800,153

Hotels, Restaurants & Leisure - 1.9%
Alsea SAB de CV (a)	1,095,793	3,460,227
Melco Crown Entertainment Ltd. (ADR)	212,380	5,583,470

		9,043,697

Household Durables - 1.4%
Panasonic Corp.	562,500	6,704,086

Internet & Catalog Retail - 0.7%
JD.com, Inc. (ADR) (a)(b)	132,931	3,432,278

Company	Shares	U.S. $ Value
Media - 1.4%
Naspers Ltd.-Class N	59,191	6,482,806

Multiline Retail - 1.0%
Matahari Department Store Tbk PT	3,617,500	4,818,802

Specialty Retail - 2.7%
Card Factory PLC (a)	660,361	2,483,663
Chow Tai Fook Jewellery Group Ltd. (b)	3,004,800	3,906,792
Fast Retailing Co., Ltd.	19,900	6,668,330

		13,058,785

Textiles, Apparel & Luxury Goods - 3.2%
Brunello Cucinelli SpA (b)	144,229	2,991,800
Cie Financiere Richemont SA	112,925	9,230,624
Prada SpA (b)	535,300	3,225,865

		15,448,289

		82,266,698

Consumer Staples - 15.8%
Beverages - 2.1%
Anheuser-Busch InBev NV	89,203	9,892,422

Food & Staples Retailing - 1.7%
Magnit OJSC (Sponsored GDR) (c)	74,190	4,267,410
Tsuruha Holdings, Inc.	69,800	3,882,468

		8,149,878

Food Products - 6.3%
Danone SA	119,195	7,982,004
Nestle SA	164,909	12,119,332
Universal Robina Corp.	1,388,616	5,766,063
WH Group Ltd. (a)(c)	5,311,500	4,364,201

		30,231,600

Household Products - 3.2%
Reckitt Benckiser Group PLC	111,075	9,603,285
Unicharm Corp.	261,000	5,948,560

		15,551,845

Tobacco - 2.5%
British American Tobacco PLC	208,608	11,755,186

		75,580,931

Industrials - 12.3%
Aerospace & Defense – 2.0%
Safran SA	147,256	9,547,155

Commercial Services & Supplies - 1.3%
Aggreko PLC	251,447	6,293,399

Industrial Conglomerates - 1.8%
Toshiba Corp.	1,809,000	8,397,711

Machinery - 2.6%
Komatsu Ltd.	369,700	8,544,194
Melrose Industries PLC	1,011,417	4,048,333

		12,592,527

Company	Shares	U.S. $ Value
Professional Services - 3.3%
Capita PLC	512,980	9,657,057
Intertek Group PLC	137,730	5,836,934

		15,493,991

Trading Companies & Distributors - 1.3%
Wolseley PLC	121,805	6,380,020

		58,704,803

Health Care - 12.1%
Health Care Equipment & Supplies - 1.9%
Elekta AB-Class B (b)	347,590	3,416,569
Essilor International SA	51,420	5,639,110

		9,055,679

Health Care Providers & Services - 0.8%
Life Healthcare Group Holdings Ltd.	938,200	3,698,558

Pharmaceuticals - 9.4%
Aspen Pharmacare Holdings Ltd.	172,999	5,150,975
Bayer AG	45,170	6,284,874
H Lundbeck A/S	158,750	3,544,808
Novo Nordisk A/S-Class B	143,320	6,823,722
Roche Holding AG	58,870	17,384,494
Sun Pharmaceutical Industries Ltd.	443,260	6,125,696

		45,314,569

		58,068,806

Information Technology - 11.0%
Internet Software & Services - 3.8%
Baidu, Inc. (Sponsored ADR) (a)	40,810	8,905,966
Mail.ru Group Ltd. (GDR) (a)(c)	88,610	2,490,827
Tencent Holdings Ltd.	471,200	6,999,997

		18,396,790

IT Services - 1.0%
Tata Consultancy Services Ltd.	106,890	4,731,499

Semiconductors & Semiconductor Equipment - 5.4%
ams AG	216,100	8,170,562
MediaTek, Inc.	613,000	9,078,350
Taiwan Semiconductor Manufacturing Co., Ltd.	2,148,000	8,551,465

		25,800,377

Software - 0.8%
Mobileye NV (a)(b)	73,136	3,919,358

		52,848,024

Materials - 2.8%
Chemicals - 1.6%
Linde AG	40,830	7,815,246

Company	Shares		U.S. $ Value
Metals & Mining - 1.2%
BHP Billiton PLC		207,360	5,735,704

			13,550,950

Energy - 2.1%
Energy Equipment & Services - 2.1%
Schlumberger Ltd.		98,827	10,049,718

Total Common Stocks (cost $335,299,544)			474,042,925

SHORT-TERM INVESTMENTS - 1.4%
Investment Companies - 1.2%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.07% (d)(e) (cost $5,684,828)		5,684,828	5,684,828

	Principal Amount (000)
Time Deposits - 0.2%
BBH, Grand Cayman Zero Coupon, 10/01/14	DKK	285	48,409
0.001%, 10/01/14	CHF	219	229,716
0.005%, 10/01/14-10/03/14	HKD	4,602	74,559
0.05%, 10/01/14	SEK	1,649	228,534
0.299%, 10/01/14	CAD	1	655
JPMorgan Chase, London 4.25%, 10/01/14	ZAR	988	87,547
Wells Fargo, Grand Cayman Zero Coupon%, 10/01/14	EUR	77	97,630
0.06%, 10/01/14	GBP	163	264,705

Total Time Deposits (cost $1,042,837)			1,031,755

Total Short-Term Investments (cost $6,727,665)			6,716,583

Total Investments Before Security Lending Collateral for Securities Loaned -100.4% (cost $342,027,209)			480,759,508

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 3.5%
Investment Companies - 3.5%
AllianceBernstein Exchange Reserves-Class I, 0.04% (d)(e) (cost $16,605,942)		16,605,942	16,605,942

U.S. $ Value
Total Investments - 103.9% (cost $358,633,151) (f)	497,365,450
Other assets less liabilities - (3.9)%	(18,544,582)

Net Assets - 100.0%	$478,820,868

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	19,348	JPY	2,028,874	11/14/14	$(843,442)
BNP Paribas SA	USD	2,012	AUD	2,164	11/14/14	(122,809)
BNP Paribas SA	USD	5,948	SEK	41,047	11/14/14	(260,485)
Brown Brothers Harriman & Co.	CHF	13,562	USD	15,005	11/14/14	794,421
Brown Brothers Harriman & Co.	USD	20,253	CAD	22,263	11/14/14	(395,504)
Citibank	USD	2,258	GBP	1,373	11/14/14	(32,629)
Credit Suisse International	USD	6,537	RUB	260,444	11/14/14	(9,181)
Goldman Sachs	USD	8,539	AUD	9,267	11/14/14	(450,775)
Goldman Sachs	USD	3,099	NOK	19,344	11/14/14	(92,374)
HSBC Bank USA	RUB	394,594	USD	10,617	11/14/14	726,369
Morgan Stanley	CHF	12,637	USD	13,764	11/14/14	522,527
Standard Chartered Bank	HKD	21,937	USD	2,831	11/14/14	5,746
UBS AG	GBP	12,790	USD	21,458	11/14/14	731,909
UBS AG	USD	12,445	EUR	9,208	11/14/14	(810,961)

						$(237,188)

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the aggregate market value of these securities amounted to $11,122,438 or 2.3% of net assets.
(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	As of September 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $148,333,468 and gross unrealized depreciation of investments was $(9,601,169), resulting in net unrealized appreciation of $138,732,299.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc

EUR	-	Euro
DKK	-	Danish Krone
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
RUB	-	Russian Ruble
SEK	-	Swedish Krona
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non Voting Depositary Receipt
OJSC	-	Open Joint Stock Company

COUNTRY BREAKDOWN *

September 30, 2014 (unaudited)

18.3%	United Kingdom
11.6%	Switzerland
11.0%	Japan
6.2%	United States
5.5%	India
5.3%	Hong Kong
4.7%	France
4.0%	Italy
3.9%	Germany
3.9%	China
3.6%	Taiwan
3.1%	South Africa
2.1%	Denmark
2.0%	Belgium
13.7%	Other
1.1%	Short-Term

100.0%

*	All data are as of September 30, 2014. The Fund’s country breakdowns are expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.7% or less in the following countries: Australia, Austria, Brazil, Indonesia, Mexico, Netherlands, Peru, Philippines, Russia, Singapore, Sweden and Thailand.

AllianceBernstein International Growth Fund

September 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2014:

Investments in Securities	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$7,114,228		$115,858,767		$	– 0	–	$122,972,995
Consumer Discretionary	18,759,791		63,506,907			– 0	–	82,266,698
Consumer Staples	4,364,201		71,216,730			– 0	–	75,580,931
Industrials	– 0	–	58,704,803			– 0	–	58,704,803
Health Care	3,544,808		54,523,998			– 0	–	58,068,806
Information Technology	15,316,151		37,531,873			– 0	–	52,848,024
Materials	– 0	–	13,550,950			– 0	–	13,550,950
Energy	10,049,718		– 0	–		– 0	–	10,049,718
Short-Term Investments:
Investment Companies	5,684,828		– 0	–		– 0	–	5,684,828
Time Deposits	– 0	–	1,031,755			– 0	–	1,031,755
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	16,605,942		– 0	–		– 0	–	16,605,942

Total Investments in Securities	81,439,667		415,925,783	†		– 0	–	497,365,450
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	– 0	–	2,780,972			– 0	–	2,780,972
Liabilities
Forward Currency Exchange Contracts	– 0	–	(3,018,160)			– 0	–	(3,018,160)

Total^	$81,439,667		$415,688,595		$	– 0	–	$497,128,262

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
†	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
^	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein International Growth Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 21, 2014

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	November 21, 2014